Condensed Consolidated Interim Statements of Income - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Profit or loss [abstract]
Revenue	$ 304,212	$ 471,495	$ 1,011,798	$ 1,144,687
Cost of revenue	(246,836)	(361,003)	(841,418)	(900,810)
Initial recognition and changes in fair value of biological assets and agricultural produce	44,386	13,602	77,479	121,302
Changes in net realizable value of agricultural produce after harvest	5,034	(5,874)	7,594	(19,453)
Margin on manufacturing and agricultural activities before operating expenses	106,796	118,220	255,453	345,726
General and administrative expenses	(19,047)	(24,111)	(90,014)	(78,958)
Selling expenses	(34,564)	(46,790)	(111,316)	(115,511)
Other operating income/(expense), net	3,668	(17,640)	12,063	(16,505)
Profit from operations	56,853	29,679	66,186	134,752
Finance income	(18,321)	4,139	25,036	9,164
Finance costs	(31,456)	(3,035)	(79,104)	(106,062)
Other financial results - Net (loss) / gain of inflation effects on the monetary items	(712)	(7,528)	(6,029)	(1,911)
Financial results, net	(50,489)	(6,424)	(60,097)	(98,809)
Profit before income tax	6,364	23,255	6,089	35,943
Income tax benefit / (expense)	63	(4,544)	2,002	39,980
Profit for the period	6,427	18,711	8,091	75,923
Attributable to:
Equity holders of the parent	6,517	19,061	7,037	75,974
Non-controlling interest	$ (90)	$ (350)	$ 1,054	$ (51)
Earnings per share attributable to the equity holders of the parent during the period:
Basic earnings per share (USD per share)	$ 0.065	$ 0.189	$ 0.070	$ 0.735
Diluted earnings per share (USD per share)	$ 0.065	$ 0.189	$ 0.070	$ 0.732